NOTES PAYABLE (Working Capital Loan) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Loss on debt extinguishment		$ 122,110	$ 84,270	$ 80,396	$ 220,703
Working Capital Loan [Member]
Debt Instrument [Line Items]
Amount of note payable	$ 100,000
Shares returned to treasury	2,000,000
Interest rate on note	2.00%
Payment of gross revenues as a percent	5.00%
Shares issued in debt conversion	3,500,000
Amount of debt conversion	$ 100,482
Fair value of stock issued for the retired note obligation	187,250
Loss on debt extinguishment	$ 86,768